Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Accounts Receivable and Ageing Analysis

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Accounts receivable	3,630	2,731
Less: loss allowance for expected credit losses	(20)	(61)
Accounts receivable, net	3,610	2,670
Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	2,804	2,127
3 to 6 months	321	119
Over 6 months	505	485
	3,630	2,731

Summary of Loss Allowances for Accounts Receivable

The loss allowances for accounts receivable as at December 31, 2021 and 2022 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
At January 1	14	20
Provision for loss allowance recognized in income statement	9	47
Receivables written off during the year as uncollectible	(3)	(6)
At December 31	20	61